Premises and Equipment	12 Months Ended
Dec. 31, 2017
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2017	2016
	(In Thousands)
Land and improvements	$2,771	$2,925
Buildings and improvements	17,613	17,662
Furniture and equipment	6,636	6,351
	27,020	26,938
Accumulated depreciation	(13,156)	(13,407)

	$13,864	$13,531

Depreciation expense totaled $922,000,  $726,000 and $551,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $405,000,  $367,000 and $341,000, respectively, for the years ended December 31, 2017, 2016 and 2015. Future minimum rental commitments under noncancellable leases as of December 31, 2017 were as follows (in thousands):

2018	$467
2019	454
2020	451
2021	451
2022	451
Thereafter	4,654
$6,928